Loans and asset quality - Loan Modifications (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) loan	Dec. 31, 2023 USD ($) loan
Financing Receivable, Troubled Debt Restructuring [Line Items]
Unfunded lending commitments, cancelled	$ 16
Commercial real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans modified | loan	5	2
Outstanding recorded investment post-modification	$ 212	$ 71
Collection of financing receivable, previously modified	118
Commercial real estate | Lending-related commitments
Financing Receivable, Troubled Debt Restructuring [Line Items]
Outstanding recorded investment post-modification	$ 20	$ 15
Other residential mortgages
Financing Receivable, Troubled Debt Restructuring [Line Items]
Number of loans modified | loan	4	6
Outstanding recorded investment post-modification	$ 1	$ 2